UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [x]; Amendment Number:  1

   This Amendment (Check only one.): [x] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Austin Investment Management Inc
Address:     70 East 55th Street, 8th Floor
             New York, NY 10022

Form 13F File Number: 28-11945

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Rheema Pike
Title:       Chief Compliance Officer
Phone:       212-888-9292

Signature, Place, and Date of Signing:

s/ Rheema Pike                   New York, NY                 June 30, 2006
[Signature]                      [City, State]                [Date]


Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

             Form 13F File Number      Name
             28-

[Repeat as necessary .]

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  121

Form 13F Information Table Value Total:  $155,113
                                         (thousands)


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

              No.                   Form 13F File Number               Name
                                    28-

[Repeat as necessary.]


Column 1                   Column 2       Column 3  Column 4   Column 5       Column 6    Column 7            Column 8
--------                  ---------       --------  --------   --------      ----------  ---------            --------
                                                     Value   SHRS OR  SH/    Investment    Other          Voting Authority
Name of Issuer          Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers     Sole    Shared    None
--------------          --------------   ---------  -------  -------  ---    ----------  ---------    -------  -------   -----
1/100 Berkshire H       CL A             084990175     3,988      4500 SH    SOLE                                        X
3m Co Com               COM              88579Y101     1,081     13950 SH    SOLE                                        X
AT&T, Inc.              COM              00206R102       364     14882 SH    SOLE                                        X
Abbott Laborator        COM              002824100       351      8895 SH    SOLE                                        X
A G C O Corp.           COM              001084102       235     14200 SH    SOLE                                        X
Ak Steel Holding Corp.  COM              001547108       259     32700 SH    SOLE                                        X
Alcoa Inc.              COM              013817101       352     11900 SH    SOLE                                        X
Alltell Corp.           COM              020039103       357      5650 SH    SOLE                                        X
American Express        COM              025816109     3,278     63700 SH    SOLE                                        X
Ameriprise Finl Inc.    COM              03076C106       522     12740 SH    SOLE                                        X
Applied Matls Inc.      COM              038222105       179     10000 SH    SHARED-DEFINED           X
Applied Matls Inc.      COM              038222105        57      1600 SH    SOLE                                        X
Applied Micro
   Circuits             COM              03822w109       154     60000 SH    SOLE                                        X
Aqua America Inc        COM              03836w103     1,724     63139 SH    SOLE                     X
Archer-Daniels-
   Midland Co           COM              039483102       885     35900 SH    SOLE                                        X
Autodesk Inc Com        COM              052769106       884     20600 SH    SOLE                                        X
Aviall Inc New C        COM              05366B102       518     18000 SH    SOLE                                        X
Avx Corp New Com        COM              002444107       724     50000 SH    SHARED-DEFINED           X
Avx Corp New Com        COM              002444107     1,395     96400 SH    SOLE                                        X
Baker Hughes Inc        COM              057224107     6,694    110150 SH    SOLE                     X
Bank Of America         COM              060505104     1,090     23636 SH    SOLE                                        X
Bea Systems Inc.        COM              073325102       376     40000 SH    SHARED-DEFINED           X
Bea Systems Inc.        COM              073325102        18      1900 SH    SOLE                                        X
Bellsouth Corp          COM              079860102       272     10052 SH    SOLE                                        X
Berkshire Hathaway      COM              084670207        73        25 SH    SOLE                                        X
Bp Amoco Plc-           SPONSORED ADR    055622104       444      6916 SH    SOLE                                        X
Bristol Myers Squibb    COM              110122108       535     13000 SH    SHARED-DEFINED           X
Bristol Myers Squibb    COM              110122108       374     16300 SH    SOLE                                        X
Burlington Northern
   Santa Fe             COM              12189T104       283      4000 SH    SHARED-DEFINED           X
Burlington Northern
   Santa Fe             COM              12189T104     1,756     24800 SH    SOLE                                        X
Chevrontexaco Co        COM              166764100     7,387    130120 SH    SOLE                     X
Chicago Bridge
   & Iron NV            NY REGISTERY SH  167250109     1,650     65450 SH    SOLE                                        X
Cisco Systems           COM              17275R102     3,460    202132 SH    SOLE                     X
Citigroup Inc.          COM              172967101       562     11595 SH    SOLE                                        X
Colgate Palmolive       COM              194162103       437      7980 SH    SOLE                     X
Comcast Corp New        CL A SPL         20030N200       241      9400 SH    SOLE                     X
Commscope Inc.          COM              203372107       342     17000 SH    SOLE                     X
Conocophillips Co       COM              20825C104     1,325     22775 SH    SOLE                                        X
Consolidated Edison     COM              209115104     2,697     58225 SH    SOLE                     X
Corning Inc.            COM              219350105       392     19975 SH    SOLE                     X
Costco Wholesale        COM              22160K105       420      8500 SH    SOLE                                        X
Credence Systems        COM              225302108       361     52000 SH    SHARED-DEFINED           X
Credence Systems        COM              225302108        13      2000 SH    SOLE                                        X
Diageo Plc-ADR          SPON ADR NEW     25243Q205       649     11132 SH    SHARED-DEFINED           X
Du Pont E.I. De         COM              263534109     1,259     29625 SH    SOLE                     X
Duke Power Co           COM              26441C105     1,177     42878 SH    SOLE                     X
East Group Prope        COM              277276101       431      9550 SH    SOLE                                        X
Eli Lilly & Co          COM              532457108     1,488     26294 SH    SOLE                                        X
Encana Corp.            COM              292505104     1,129     25000 SH    SHARED-DEFINED           X
Encana Corp.            COM              292505104     8,214    181904 SH    SOLE                                        X
Essex Ppty Tr In        COM              297178105       313      3400 SH    SOLE                                        X
Exelon Corp.            COM              30161N101       240      4524 SH    SOLE                                        X
Exxon Mobil Corp        COM              30231G102     2,758     49112 SH    SOLE                                        X
Fording Canadian Coal   TR UNIT          345425102       414     12800 SH    SHARED-DEFINED           X
Fording Canadian Coal   TR UNIT          345425102        27       800 SH    SOLE                                        X
Fpl Group Inc.          COM              302571104       216      5200 SH    SOLE                                        X
General Electric        COM              369604103       675     19282 SH    SOLE                     X
Grant Prideco In        COM              38821G101     3,423     77600 SH    SOLE                     X
H J Heinz Co            COM              423074103       269      8000 SH    SOLE                                        X
Home Depot              COM              437076102     3,341     82567 SH    SOLE                     X
Honeywell Inc                            438516106       923     24800 SH    SOLE                                        X
Intel Corp.             COM              458140100     1,203     48205 SH    SOLE                     X
Internet Commerce
   Cl A                 CL A             46059F109       224     78600 SH    SOLE                                        X
Jakks Pac Inc           COM              47012E106       335     16000 SH    SOLE                                        X
Kos Pharmaceuticals     COM              500648100       776     15000 SH    SHARED-DEFINED           X
Kos Pharmaceuticals     COM              500648100    17,800    344579 SH    SOLE                                        X
Liberty Media Co        COM SER A        530718105       282     35920 SH    SOLE                                        X
Maui Ld &
   Pineapple Inc        COM              577345101       257      7600 SH    SOLE                                        X
Mcgrath Rentcorp        COM              580589109       300     10000 SH    SOLE                                        X
Mellon Financial        COM              58551A108       201      5664 SH    SOLE                     X
Mercantile
   Bankshares Corp.     COM              587405101       305      7950 SH    SOLE                     X
Merck & Co Inc.         COM              589331107       127      4000 SH    SOLE                                        x
Merrill Lynch &  Co.    COM              590188108       645      8200 SH    SOLE                     X
Microsoft Corp.         COM              594918104       632     23258 SH    SOLE                     X
Millea Holdings         ADR              60032R106       394      4000 SH    SOLE                                        X
Monster Worldwide       COM              611742107       324      6500 SH    SOLE                                        X
News Corp. CL A         CL A             65248E104       455     29318 SH    SHARED-DEFINED           X
Noble Corp..            COM              655044105     4,860     68900 SH    SOLE                     X
Norfolk Southern        COM              655844108       210      4700 SH    SOLE                                        X
Northern Border         UNIT LTD PARTN   664785102     1,434     34150 SH    SOLE                                        X
Novell Inc.             COM              67000105        702     79600 SH    SOLE                                        X
Oracle Systems C        COM              68389X105     1,659    135900 SH    SOLE                                        X
Pall Corp.              COM              696429307     1,576     58700 SH    SOLE                     X
PepsiAmericas In        COM              71343P200       232     10000 SH    SOLE                                        X
Pepsico, Inc.           COM              713448108       939     15910 SH    SOLE                                        X
Pfizer Inc              COM              717081103     1,061     45556 SH    SOLE                     X
Procter & Gamble        COM              742718109       884     15277 SH    SOLE                     X
Reading International
   Class A              CL A             755408101       394     50700 SH    SOLE                                        X
Rio Tinto ADR           SPONSORED ADR    767204100       310      1700 SH    SHARED-DEFINED           X
Rockwell Collins Inc.   COM              774341101       469     10100 SH    SOLE                     X
Rohm & Haas Co.         COM              775371107       842     17400 SH    SOLE                                        X
Schering Plough         COM              806605101     2,783    133500 SH    SHARED-DEFINED           X
Schering Plough         COM              806605101     2,262    108500 SH    SOLE                                        X
Schlumberger Ltd        COM              806857108     1,622     16700 SH    SOLE                                        X
St. Joe Company         COM              790148100     3,370     45800 SH    SOLE                     X
Suncor Energy Inc.      COM              867229106       410      6500 SH    SHARED-DEFINED           X
Superior Inds. Intl     COM              868168105       311     14000 SH    SOLE                                        X
Sycamore Network        COM              871206108        59     13700 SH    SOLE                                        X
Sycamore Network        COM              871206108       324     75000 SH    SHARED-DEFINED           X
Tejon Ranch Co.         COM              879080109       379      9500 SH    SHARED-DEFINED           X
Tejon Ranch Co.         COM              879080109     1,045     45100 SH    SOLE                                        X
Tellabs Inc             COM              879664100       599     55000 SH    SHARED-DEFINED           X
Tellabs Inc             COM              879664100     1,411    129530 SH    SOLE                                        X
Texas Utilities         COM              873168108     5,636    112300 SH    SOLE                     X
Texas Instruments       COM              882508104       256      8000 SH    SOLE                                        X
Textron Inc.            COM              883203101      1031     13400 SH    SOLE                                        X
Time Warner Inc.        COM              887317105       645     37000 SH    SHARED-DEFINED           X
Time Warner Inc.        COM              887317105     1,889    108400 SH    SOLE                                        X
United Technology       COM              913017109       503      9000 SH    SOLE                                        X
United Utlities         SPONSORED ADR    91311Q105     1,633     70000 SH    SOLE                                        X
Veritas DGC Inc.        COM              92343p107       355     10000 SH    SHARED-DEFINED           X
Veritas DGC Inc.        COM              92343p107       159      4500 SH    SOLE                                        X
Vishay
   Intertechnology      COM              928298108       275     20000 SH    SHARED-DEFINED           X
Vishay
   Intertechnology      COM              928298108        68      5000 SH    SOLE                                        X
Vornado Rlty Tr         SH BEN INT       929042109     1,352     16200 SH    SOLE                                        X
Walgreen Co             COM              931422109     3,828     86500 SH    SOLE                     X
Washington Real
   Estate Invt          SH BEN INT       939653101     1,374     45300 SH    SOLE                                        X
Watts Water
   Technologies Inc.    CL A             942749102       514     17000 SH    SHARED-DEFINED           X
Watts Water
   Technologies Inc.    CL A             942749102     2,850     94100 SH    SOLE                                        X
White Mountains
   Ins. Grp.            COM              G9618E107       558      1000 SH    SOLE                                        X
Wrigley Wm Jr Co        COM              982526105     1,745     26250 SH    SOLE                                        X
Wyeth Com               COM              983024100       580     12600 SH    SOLE                     X
                                                     155,113